Business segments - Disclosure of operating segments explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Third party	S/ 10,430,128	S/ 8,932,937	S/ 6,980,385
Total income	10,430,128	8,932,937	6,980,385
Consolidated statement of income data
Interest and similar income	7,120,411	5,871,302	4,605,625
Interest and similar expenses	(2,592,366)	(1,661,689)	(1,057,937)
Net interest and similar income	4,528,045	4,209,613	3,547,688
Impairment loss on loans, net of recoveries	(1,981,818)	(830,551)	(381,577)
(Loss) recovery due to impairment of financial investments	S/ (7,500)	S/ (12,752)	S/ 30,898
Net interest and similar income after impairment loss on loans	2,538,727	3,366,310	3,197,009
Fee income from financial services, net	S/ 1,178,462	S/ 1,137,386	S/ 823,808
Net (loss) gain on sale of financial investments	6,431	(14,285)	250,626
Other income (expenses)	551,384	556,710	655,016
Result from insurance activities, before expenses	(178,392)	(252,854)
Total net premiums earned minus claims and benefits			(272,079)
Depreciation and amortization	(379,038)	(336,226)	(279,690)
Other expenses	(2,371,129)	(2,290,912)	(1,983,079)
Income (loss) before translation result and Income Tax	1,346,445	2,166,129	2,391,611
Exchange difference	8,427	(25,478)	(89,320)
Income Tax	(275,596)	(462,537)	(502,112)
Net profit (loss) for the year	1,079,276	1,678,114	1,800,179
Profit (loss), attributable to [abstract]
IFS's shareholders	1,072,728	1,668,026	1,790,155
Non-controlling interest	6,548	10,088	10,024
Profit (loss)	1,079,276	1,678,114	1,800,179
Banking [Member]
Disclosure of operating segments [line items]
Third party	7,812,858	6,459,232	4,866,775
Inter-segment	(126,620)	(125,848)	(99,094)
Total income	7,686,238	6,333,384	4,767,681
Consolidated statement of income data
Interest and similar income	6,076,020	4,774,378	3,636,810
Interest and similar expenses	(2,363,800)	(1,476,942)	(893,060)
Net interest and similar income	3,712,220	3,297,436	2,743,750
Impairment loss on loans, net of recoveries	(1,981,988)	(832,919)	(379,034)
(Loss) recovery due to impairment of financial investments	S/ 15	S/ (732)	S/ (527)
Net interest and similar income after impairment loss on loans	1,730,247	2,463,785	2,364,189
Fee income from financial services, net	S/ 813,279	S/ 797,711	S/ 677,461
Net (loss) gain on sale of financial investments	(660)	(2,891)	99,938
Other income (expenses)	495,500	478,308	452,566
Depreciation and amortization	(271,526)	(257,210)	(245,432)
Other expenses	(1,678,356)	(1,673,581)	(1,542,487)
Income (loss) before translation result and Income Tax	1,088,484	1,806,122	1,806,235
Exchange difference	(15,969)	(22,800)	7,241
Income Tax	(216,366)	(409,201)	(453,198)
Net profit (loss) for the year	856,149	1,374,121	1,360,278
Profit (loss), attributable to [abstract]
IFS's shareholders	856,149	1,374,121	1,360,278
Profit (loss)	856,149	1,374,121	1,360,278
Insurance [Member]
Disclosure of operating segments [line items]
Third party	1,695,222	1,663,992	1,676,185
Inter-segment	(4,975)	(3,288)	(383)
Total income	1,690,247	1,660,704	1,675,802
Consolidated statement of income data
Interest and similar income	851,648	940,894	802,961
Interest and similar expenses	(126,704)	(130,049)	(117,531)
Net interest and similar income	724,944	810,845	685,430
(Loss) recovery due to impairment of financial investments	S/ (7,858)	S/ (26)	S/ 33,198
Net interest and similar income after impairment loss on loans	717,086	810,819	718,628
Fee income from financial services, net	S/ (13,431)	S/ (7,160)	S/ (6,802)
Net (loss) gain on sale of financial investments	9,948	(1,613)	146,797
Other income (expenses)	112,990	47,536	87,919
Result from insurance activities, before expenses	(178,379)	(252,854)
Total net premiums earned minus claims and benefits			(272,037)
Depreciation and amortization	(21,658)	(23,682)	(25,035)
Other expenses	(352,933)	(318,528)	(325,242)
Income (loss) before translation result and Income Tax	273,623	254,518	324,228
Exchange difference	18,430	950	(51,493)
Net profit (loss) for the year	292,053	255,468	272,735
Profit (loss), attributable to [abstract]
IFS's shareholders	292,053	255,468	272,735
Profit (loss)	292,053	255,468	272,735
Wealth Management [Member]
Disclosure of operating segments [line items]
Third party	291,408	75,706	487,339
Inter-segment	(1,386)	(1,668)	(3,402)
Total income	290,022	74,038	483,937
Consolidated statement of income data
Interest and similar income	183,926	155,116	154,328
Interest and similar expenses	(98,370)	(50,306)	(39,840)
Net interest and similar income	85,556	104,810	114,488
Impairment loss on loans, net of recoveries	170	2,368	(2,543)
(Loss) recovery due to impairment of financial investments	S/ 347	S/ (11,981)	S/ (1,615)
Net interest and similar income after impairment loss on loans	86,073	95,197	110,330
Fee income from financial services, net	S/ 146,223	S/ 163,325	S/ 196,959
Net (loss) gain on sale of financial investments	(2,857)	(9,781)	3,623
Other income (expenses)	(37,332)	(234,702)	132,429
Depreciation and amortization	(15,018)	(15,044)	(14,977)
Other expenses	(138,589)	(130,453)	(128,444)
Income (loss) before translation result and Income Tax	38,500	(131,458)	299,920
Exchange difference	761	(7,146)	(7,570)
Income Tax	(3,081)	(2,791)	(8,805)
Net profit (loss) for the year	36,180	(141,395)	283,545
Profit (loss), attributable to [abstract]
IFS's shareholders	36,180	(141,395)	283,545
Profit (loss)	36,180	(141,395)	283,545
Payments [Member]
Disclosure of operating segments [line items]
Third party	829,766	595,360
Inter-segment	(13,862)	(12,548)
Total income	815,904	582,812
Consolidated statement of income data
Interest and similar income	9,255	1,569
Interest and similar expenses	(4,907)	(1,269)
Net interest and similar income	S/ 4,348	S/ 300
Net interest and similar income after impairment loss on loans	4,348	300
Fee income from financial services, net	S/ 345,583	S/ 258,728
Other income (expenses)	45,942	36,040
Depreciation and amortization	(55,144)	(30,185)
Other expenses	(277,578)	(202,565)
Income (loss) before translation result and Income Tax	63,151	62,318
Exchange difference	(2,347)	2,316
Income Tax	(27,735)	(23,560)
Net profit (loss) for the year	33,069	41,074
Profit (loss), attributable to [abstract]
IFS's shareholders	33,069	41,074
Profit (loss)	33,069	41,074
Holding and consolidation adjustments [Member]
Disclosure of operating segments [line items]
Third party	(199,126)	138,647	(49,914)
Inter-segment	146,843	143,352	102,879
Total income	(52,283)	281,999	52,965
Consolidated statement of income data
Interest and similar income	(438)	(655)	11,526
Interest and similar expenses	1,415	(3,123)	(7,506)
Net interest and similar income	977	(3,778)	4,020
(Loss) recovery due to impairment of financial investments	S/ (4)	S/ (13)	S/ (158)
Net interest and similar income after impairment loss on loans	973	(3,791	3,862
Fee income from financial services, net	S/ (113,192)	S/ (75,218)	S/ (43,810)
Net (loss) gain on sale of financial investments			268
Other income (expenses)	(65,716)	229,528	(17,898)
Result from insurance activities, before expenses	(13)
Total net premiums earned minus claims and benefits			(42)
Depreciation and amortization	(15,692)	(10,105)	5,754
Other expenses	76,327	34,215	13,094
Income (loss) before translation result and Income Tax	(117,313)	174,629	(38,772)
Exchange difference	7,552	1,202	(37,498)
Income Tax	(28,414)	(26,985)	(40,109)
Net profit (loss) for the year	(138,175)	148,846	(116,379)
Profit (loss), attributable to [abstract]
IFS's shareholders	(144,723)	138,758	(126,403)
Non-controlling interest	6,548	10,088	10,024
Profit (loss)	S/ (138,175)	S/ 148,846	S/ (116,379)